DESCRIPTION OF THE BUSINESS	6 Months Ended
Jun. 30, 2023
Disclosure Of Description Of Business [Abstract]
DESCRIPTION OF THE BUSINESS	DESCRIPTION OF THE BUSINESS
PHAXIAM Therapeutics (“PHAXIAM,” and together with its subsidiary the “Company”, previously ERYTECH Pharma S.A.) is incorporated in Lyon, France, and was founded in 2004 to develop and market innovative red blood cell-based therapeutics for cancer and orphan diseases. Since the merger with Pherecydes on June 23, 2023, PHAXIAM Therapeutics focuses on becoming a global leader in the treatment of bacterial infections using bacteriophages (or phages), natural viruses capable of fighting antibiotic-resistant bacteria.
The Company completed its initial public offering on Euronext Paris in May 2013, raising €17.7 million, and on the Nasdaq Global Select Market in November 2017, raising €124.0 million ($144.0 million on a gross basis before deducting offering expenses).
The Company has incurred losses and negative cash flows from operating activities since its inception and had shareholders’ equity of €36,632 thousand as of June 30, 2023 as a result of several financing rounds, including an initial public offering, as well as the capital increase in connection with the Pherecydes transaction. The Company anticipates incurring additional losses until such time, if ever, that it can generate significant revenue from its product candidates in development.
The Company’s future operations are highly dependent on a combination of factors, including: (i) the success of the research and development of the newly formed "Combined Company" following the recent merger with Pherecydes; (ii) regulatory approval and market acceptance of the PHAXIAM proposed future products; (iii) the timely and successful completion of additional financing; and (iv) the development of competitive therapies by other biotechnology and pharmaceutical companies. As a result, the Company is and should continue, in the short to mid-term, to be financed through the issuance of new debt or equity instruments.
The situation on the financial markets and uncertainty in the research and development results may impair the ability of the Company to raise capital when needed or on attractive terms.
The accompanying unaudited interim condensed consolidated financial statements and related notes (the “Unaudited Interim Condensed Consolidated Financial Statements”) present the operations of PHAXIAM Therapeutics and its subsidiary, ERYTECH Pharma, Inc.
Registered office of PHAXIAM Therapeutics: 60 avenue Rockefeller, 69008, Lyon, France.
Major events of the first half of 2023
Business
February 2023:
On February 15, 2023, ERYTECH announced the strategic combination with Pherecydes, a biotechnology company specializing in precision phage therapy to treat resistance and/or complicated bacterial infections, with the intent of building a global leader in phage therapy.
March 2023:
On March 20, 2023, ERYTECH's Work Council (Comité Social et Economique) issued a positive opinion on the proposed merger with PHERECYDES, in accordance with applicable laws and regulations.
April 2023:
ERYTECH Pharma received approval from The Nasdaq Stock Market LLC on April 12, 2023, to transfer the listing of its American Depositary Shares representing ordinary shares of the Company ("ADSs") from The Nasdaq Global Select Market to The Nasdaq
Capital Market. The transfer became effective at the opening of business on April 14, 2023. The ERYTECH shares continued to trade under the symbol "ERYP" and the trading of its ADSs was unaffected by the transfer.
On April 17, 2023, Akkadian Partners, an entity domiciled in Luxembourg and acting on behalf of the Akkadian Partners Fund, declared that on April 13, 2023, they crossed the threshold of 5% of the share capital of ERYTECH Pharma and held 5.06% of the share capital and 4.83% of the voting rights of the company.
May 2023:
On May 1, 2023, Akkadian Partners informed the Board of ERYTECH that they intended to oppose the project of merging with PHERECYDES and take de facto control of ERYTECH with a view to pursue alternative acquisition projects with ERYTECH's cash. Following a review and assessment of the acquisition project ideas mentioned by Akkadian, ERYTECH Management and Board, with the assistance of external financial and legal advisors, determined that the ideas proposed were not in the best interest of ERYTECH and its stakeholders.
On May 15, 2023, ERYTECH and PHERECYDES entered into a merger agreement, pursuant to which PHERECYDES would be merged into ERYTECH and PHERECYDES shareholders would receive 15 new ERYTECH shares for every 4 PHERECYDES shares that they owned. A contribution by Elaia Pertners, GoCapital, and a pool of PHERECYDES shareholders represented by Mr. Guy Rigaud, of 827,132 PHERECYDES shares was made to ERYTECH in consideration of 3,101,745 newly issued ERYTECH shares.
June 2023:
On June 5, 2023, ERYTECH Pharma announced that Akkadian Partners had initiated legal proceedings to obtain the postponement of the vote on the merger with Pherecydes at the Annual General Meeting on June 23, 2023. On June 14, 2023, the Lyon Commercial Court rejected Akkadian's request to postpone the vote on the merger with PHERECYDES Pharma.
On June 20, 2023, ERYTECH announces that Akkadian is continuing its attempt at destabilization with the filing of a new lawsuit. Despite the rejection by the President of the Lyon Commercial Court of Akkadian Partners' request to postpone the General Meeting's vote on the proposed merger Akkadian Partners is requesting the cancellation of the capital increase of May 15, 2023. This capital increase was carried out in accordance with the delegation of authority granted by the 2022 extraordinary general meeting of ERYTECH shareholders under resolution 29 and on the basis of reports issued by Finexsi, acting as a contribution appraiser in accordance with Articles L. 225-174, R. 22 10-7 and R. 225-136 pf the French Commercial Code as well as AMF recommendation no. 2020-06.
On June 23, 2023, the merger with PHERECYDES was approved by the ERYTECH Pharma shareholders at the Combined General Meeting. Also approved was the change to ERYTECH's corporate name to PHAXIAM Therapeutics.
On June 28, 2023 PHAXIAM Therapeutics announced the new mnemonic code for its shares on Euronext and Nasdaq to have changed from ERYP to PHXM, effective June 29, 2023.
Major events of the first half of 2022
Business
February 2022: Impact of the Conflict in Ukraine on Our Business
Beginning on February 24, 2022, Russia significantly intensified its military operations in Ukraine.
We are closely monitoring developments in the current context and will take appropriate measures as necessary. The war in Ukraine did not impact our financial results for the period ended on December 31, 2022. Our business does not conduct any trial in Ukraine, Russia or Belarus and does not have any asset or vendors located in these regions.

April 2022:
•Sale of ERYTECH’s U.S. cell therapy manufacturing facility to Catalent
Under the terms of an asset purchase agreement between the Group ERYTECH and Catalent (the “APA”), Catalent agreed to acquire ERYTECH’s state-of-the-art commercial-scale cell therapy manufacturing facility in Princeton, New Jersey, for a total gross consideration of $44.5 million (€40.7 million) paid at closing. Catalent has extended offers of employment to approximately 40 people employed by Erytech at the Princeton facility.
The net profit on the sale of the property, plant and equipments, lease contract, after transaction cost ( $3.3 million, €3.0 million) and before tax amounts to 26.6 million dollars (€24.3 million euros) and was recorded as other income in the consolidated statement of income (loss) .
•New vesiculation technology
The company presented its red blood cell vesiculation technology at the 24th Meeting of the European Red Cell Society (ERCS) in April 2022.
May 2022:
•The NOPHO trial evaluated the safety and pharmacological profile of eryaspase in acute lymphoblastic leukemia (ALL) patients who had previously experienced hypersensitivity reactions to pegylated asparaginase therapy. In December 2020, positive trial results were presented at the 2020 American Society of Hematology annual meeting. See section 2.2. – activities of the Group and 2.5 - events after the reporting period for further information.
•Following the Catalent transaction, the company continues to evaluate other strategic options for leveraging its ERYCAPS® platform with complementary assets and/or a broader corporate transaction.
•On May 25, 2022, the management of Erytech Pharma (France) informed the employees of the start of a collective redundancy procedure, a job protection plan, involving the cuts of 52 positions out of 109. The consultation phase of the CSE has ended on July 31, 2022. All terminations took place during the fourth quarter 2022.